CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net income for the years	¥ 1,297,576	$ 182,760	¥ 1,180,232	¥ 467,761
Adjustments to reconcile net income to net cash flows from operating activities:
Allowance for uncollectible receivables, contract assets, loans receivable and others	72,764	10,249	32,053	44,427
Share-based compensation	54,353	7,655	42,548	15,186
Depreciation and amortization	9,461	1,333	9,961	15,674
Non-cash lease expenses	21,033	2,962
Loss (Gain) from disposal of property, equipment and software	(191)	(27)		16
Share of (gain) loss in equity method investments	1,990	280	(7,940)	(7,651)
Impairment of long-term investments	91,236	12,850	15,078
Gain from de-recognition of liabilities	(280,231)	(39,469)	(117,021)	(138,043)
Loss from disposal of subsidiaries	2,012	283		2,363
Net loss of a subsidiary which was both acquired and disposed off during the year				1,744
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(497,470)	(70,067)	(1,232,326)	(344,388)
Financial assets receivable	(917,775)	(129,266)	(292,342)
Prepaid expenses and other current assets	(1,890,443)	(266,264)	(456,221)	(15,503)
Amount due from/to related parties	10,759	1,515	12,437	(35,245)
Deferred tax assets	(66)	(9)	(22,322)	(12,943)
Other non-current assets	(504)	(71)	(516)	(1,242)
Right-of-use assets			7,903	(30,871)
Deferred guarantee income	821,644	115,726	276,518
Contingent guarantee liabilities	933,947	131,544
Payroll and welfare payables	17,695	2,492	25,502	(2,185)
Tax payables	219,348	30,895	223,762	138,296
Accrued expenses and other current liabilities	445,045	62,684	444,064	54,898
Lease liabilities	(22,595)	(3,182)	(7,778)	32,246
Net cash provided by operating activities	389,588	54,873	133,592	184,540
Cash flows from investing activities
Purchase of property, equipment and software	(31,542)	(4,443)	(17,468)	(2,768)
Disposal of property, equipment and software	840	118		11
Disposal of subsidiaries, net of cash disposed of RMB16,043, nil and RMB68,747	(68,747)	(9,683)		(16,043)
Acquisition of long-term investments	(77,533)	(10,920)
Acquisition of a subsidiary (including capital contribution of RMB86,487 to the subsidiary which was acquired and disposed off during the year)				(95,000)
Investment in loans receivable, net	53,803	7,578
Loans to related parties	(13,904)	(1,958)	(56,416)	(203,146)
Repayments from related parties	31,233	4,399	50,935	190,724
Net cash provided by investing activities	(105,850)	(14,909)	(22,949)	(126,222)
Cash flows from financing activities
Loans from related parties				15,000
Repayment of loans from related parties				(15,000)
Dividend distributed to shareholders	(156,674)	(22,067)		2,586
Repurchase of ordinary shares	(38,081)	(5,364)	(14,750)
Proceeds from exercise of options	1,274	179	2,184	7,352
Net cash provided by (used in) financing activities	(193,481)	(27,252)	(12,566)	9,938
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(10,670)	(1,502)	10,397	(3,009)
Net change in cash, cash equivalents and restricted cash	79,587	11,210	108,474	65,247
Cash, cash equivalents and restricted cash at beginning of the year	293,041	41,274	184,567	119,320
Cash, cash equivalents and restricted cash at end of the year	372,628	52,484	293,041	184,567
Supplemental disclosure of cash flow information:
Income taxes paid, net	40,895	5,760	1,900	6,614
Supplemental disclosure of non-cash investing and financing activities:
Disposal consideration settled by other payable related to the disposal of Shanghai Caiyin (see Note 10)	75,646	10,655		94,380
Disposal consideration settled by accounts receivable (see Note 8)	108,190	15,238
Non-cash right-of-use assets in exchange for new lease liabilities (see Note 14)	46,954	6,613	12,655	47,101
Disposal consideration settled by service fee collected on behalf of Fujian Zhuoqun (see Note 8)	316,224	44,539
Paybles for share repurchase (see Note 11)	21,619	3,045	9,262
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	370,193	52,141	291,018	182,551
Restricted cash	¥ 2,435	$ 343	¥ 2,023	¥ 2,016